Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fixed assets, net
	December 31,
	2021	2020
Cost:

Computers and software	$754	$565
Laboratory equipment	196	181
Furniture and office equipment	177	114
Leasehold improvement	136	134
	1,263	994
Accumulated depreciation:

Computers and software	$535	$456
Laboratory equipment	55	34
Furniture and office equipment	57	28
Leasehold improvement	46	33
	693	551

Carrying amount	570	443